Related party transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The following table summarizes expenditures with related parties for the three months ended March 31, 2022 and 2021:

	Three Months ended March 31,
(In thousands)	2022	2021
Automatize	$14,275	$12,756
FHE	3,250	—
Wilks Brothers	257	2,554
Related Lessors	1,223	1,538
Wilks Construction	941	—
Equify Financial	685	—
3 Twenty-Three	247	—
Carbo	—	353
Cisco Logistics	—	264
Interstate	20	8
Equify Risk	—	3
Other	38	10

Total	$20,936	$17,486
The following table summarizes related party accounts payable as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
(In thousands)	2022	2021
Automatize	$10,125	$11,198
Wilks Brothers	8,632	9,990
Wilks Construction	707	57
Carbo	28	10
Related Lessors	37	1
Other	24	19

Total	$19,553	$21,275
The following table summarizes revenue from related parties for the years ended March 31, 2022 and 2021:

	Three Months ended March 31,
(In thousands)	2022	2021
Flying A	$1,372	$951
Carbo	249	20
Wilks Brothers	1	(2)
Other	—	9

Total	$1,622	$978
The following table summarizes related party accounts receivable as of March 31, 2022 and December 31, 2021:

	March 31,	December 31,
(In thousands)	2022	2021
Flying A	$1,528	$2,412
Cisco Logistics	1,493	1,489
Carbo	193	591
Other	182	23

Total	$3,396	$4,515

The following table summarizes expenditures with related parties for the years ended December 31, 2021 and 2020:

	Year ended December 31,

	2021	2020
Automatize	$80,521	$26,226
Wilks Brothers	15,480	16,622
Related Lessors	6,308	6,052
Equify Financial	2,871	2,323
3 Twenty-Three	1,033	1,148
Carbo	513	—
Cisco Logistics	509	4,181
Interstate	80	30
Equify Risk	3	1,602
Wilks Construction	—	107
Other	114	—

Total	$107,432	$58,291
The following table summarizes related party accounts payable as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,

	2021	2020
Automatize	$11,198	$5,633
Wilks Brothers	9,990	11,993
Wilks Construction	57	57
Carbo	10	—
Related Lessors	1	21
Cisco Logistics	—	671
Equify Financial	—	113
Other	19	—

Total	$21,275	$18,488
The following table summarizes revenue from related parties for the years ended December 31, 2021 and 2020:

	Year ended December 31,

	2021	2020
Flying A	$2,701	$294
Carbo	1,025	193
Interstate	116	11
Wilks Brothers	65	—
Automatize	3	701
Other	32	84

Total	$3,942	$1,283
The following table summarizes related party accounts receivable as of December 31, 2021 and December 31, 2020:

	December 31,	December 31,

	2021	2020
Flying A(1)	$2,412	$549
Cisco Logistics	1,489	—
Carbo	591	116
Automatize	—	191
Other	23	24

Total	$4,515	$880

(1)	The amounts above are reported net of a related party allowance for doubtful accounts, which was $0.2 million as of December 31, 2021.